Aug. 25, 2017

PIMCO ETF Trust

Supplement Dated August 25, 2017 to the Actively Managed Exchange-Traded Funds Prospectus
dated October 31, 2016, as supplemented from time to time (the "Prospectus")
Disclosure Related to the PIMCO Active Bond Exchange-Traded Fund (the "Fund")

Effective September 25, 2017, the first sentence of the fourth paragraph in the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies from two to eight years based on PIMCO's market forecasts.

PIMCO ETF Trust

Supplement Dated August 25, 2017 to the Actively Managed Exchange-Traded Funds Prospectus
dated October 31, 2016, as supplemented from time to time (the "Prospectus")
Disclosure Related to the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund")

All changes in this supplement will be effective upon the later of September 25, 2017 or the grant of applicable regulatory approval (such date, the "Effective Date"). An additional supplement will be filed on or about the Effective Date to provide notice that the changes have taken effect.

On the Effective Date, the first sentence of the fourth paragraph in the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

In addition, on the Effective Date, the fifth sentence of the fifth paragraph in the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety.

In addition, on the Effective Date, "Equity Risk" is deleted from the "Principal Risks" section of the Fund's Fund Summary in the Prospectus.